Contractual Commitments - Granted Guarantees - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Class XVI NOs [Member]
Schedule of Granted Guarantees [Line Items]
Restricted cash	$ 160		$ 19
Percentage of debt services	125.00%
Term over which the debt services shall be settled	6 months
Reserve outstanding amount	$ 25
Reserve maximum outstanding amount	185
Argentine Bonds 2029 and 2030
Schedule of Granted Guarantees [Line Items]
Nominal Value of Security		$ 290
Argentine Bonds 2029 and 2030 | OPESSA
Schedule of Granted Guarantees [Line Items]
Security commitment		$ 30
Granted Guarantees [member]
Schedule of Granted Guarantees [Line Items]
Assumed other commitments	259
Bank guarantees issued	6
Other commitments assumed released	$ 157